Average Annual Total Returns - NVIT Investor Destinations Balanced Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 5 Years	Class P Shares 10 Years	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 10 Years
Total	9.41%	7.24%	6.37%	9.50%	7.39%	6.49%	12.79%	9.74%	7.77%